CONSOLIDATED BALANCE SHEETS $ in Thousands	Dec. 31, 2024 USD ($)
Current Assets:
Cash and cash equivalents	$ 187
Other accounts receivable	63
Prepaid expenses and other current assets	135
Total current assets	385
Long-Term Assets:
Other long-term assets	22
Restricted Cash	184
Right of use asset (Note 3)	807
Property and Equipment, Net (Note 5)	434
Total Long-Term Assets	1,447
Total assets	1,832
Current Liabilities:
Accounts payables	6,080
Accrued expenses	619
Short-term loans (Note 11)	300
Operating lease liability (Note 4)	549
Employees related liability	1,430
Total current liabilities	8,978
Long-Term Liabilities:
Operating lease liability (Note 4)	171
Warrants liability (Note 4)	447
Total long-term liabilities	618
Total liabilities	9,596
Stockholders' Deficit:
Common Stock of $0.00005 par value - Authorized: 250,000,000 shares at December 31, 2025 and 100,000,000 shares at December 31, 2024 respectively; Issued and outstanding: 11,034,775 and 6,141,762 shares at December 31, 2025 and December 31, 2024 respectively	14
Additional paid-in-capital	218,974
Treasury stocks	(116)
Accumulated deficit	(226,636)
Total stockholders' deficit	(7,764)
Total liabilities and stockholders' deficit	$ 1,832